Financial assets and liabilities - Forward foreign exchange contract (Details) $ in Millions	Dec. 31, 2024 USD ($)
Level 2 | Forward foreign exchange contracts
Disclosure of detailed information about financial instruments [line items]
Fair value of contracts when initiated	$ 0